SCHEDULE OF DEFERRED TAXES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 51,070	$ 45,553
Research and development expenses	4,310	3,244
Other timing differences	309	375
Less – valuation allowance	(55,690)	(49,172)	$ (43,770)
Net deferred tax assets